September 25, 2017

TOUCHSTONE FUNDS GROUP TRUST

TOUCHSTONE PREMIUM YIELD EQUITY FUND

Supplement to the Prospectus, Summary Prospectus and Statement of Additional Information dated January 30, 2017

Effective September 30, 2017, Mr. Roger G. Young will no longer serve as a portfolio manager to the Touchstone Premium Yield Equity Fund (the “Fund”). Accordingly, as of September 30, 2017, all references to Mr. Young in the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information are hereby deleted. Messrs. Lowell G. Miller, Bryan J. Spratt, John E. Leslie III, and Deepak Ahuja will continue to serve as portfolio managers of the Fund.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-56-TFGT-TPYAX-S2-1701